Shareholders Equity	12 Months Ended
Jun. 30, 2024
Stockholders' Equity Note [Abstract]
Shareholders Equity

NOTE 10 – SHAREHOLDERS’ EQUITY

The Company was incorporated on December 28, 2022 with having authorized 500,000,000 ordinary shares with par value of $0.0001 each. Pursuant to the Business Combination Agreement, upon the consummation of the Share Exchange, New SubCo acquired all the outstanding shares of noco-noco from the Sellers, in exchange, the Seller received such number of newly issued PubCo Ordinary Shares that amounted to 126,799,854.

On July 18, 2022, the Company issued 759 (295,824 after reverse recapitalization) ordinary shares to 3DOM Alliance Inc. in connection with the conversion of debt (refer to Note 9).

On January 19, 2023, the Company granted 5,071,886 shares to Gregory Hannan and Arun Ramachandran (“Gregory and Arun”) during the incorporation of noco-noco Australia Pty Ltd (“noco-noco Australia") and recognized the stock-based compensation expenses as a settlement of their management expertise in the generation of carbon credits. The Company entered into a Share Swap Agreement (“Share Swap”) on July 19, 2022 with Hop2it Holdings Pte. Ltd. (“Hop2it”) and its two shareholders, Gregory and Arun for the purpose of establishing a carbon abatement management business under Hop2it. In this Share Swap, Gregory and Arun transferred 42% and 10% of their respective Hop2it shares in exchange for 3.2% and 0.8% shares in the Company. This resulted the Company to own 52% interest in Hop2it while the Gregory and Arun own 38% and 10% respectively. Subsequent to the Share Swap, on December 27, 2022, the Company together with Hop2it, Gregory and Arun entered into a Restructuring Deed as all parties have decided to carry out the carbon abatement management business through a newly incorporated entity, noco-noco Australia, instead of Hop2it. This was done by the Restructuring Deed specifying that all future potential economic benefits of the carbon abatement management business of Hop2it (represented by the gross proceeds of potential future sales of carbon credits by Hop2it from anticipated issuance of such credits by regulators in Australia and Papua New Guinea; and the expertise and network of potential clients) are to be assigned to noco-noco Australia. The fair value of the ordinary shares was determined by obtaining quoted prices over-the-counter market based on the latest transacted price of the Company shares that were sold.

On August 28, 2023, the Company issued 5,636,585 ordinary shares in relation to the business combination (refer to Note 1).

On October 12, 2023, the Company issued 2,994,012 ordinary shares to Arena Business Solutions Global SPC II Ltd as commitment fee in relation to the Standby Equity Purchase Agreement (refer to Note 13).

On February 1, 2024, the Company issued 400,000 ordinary shares to Outside of the Box Capital Inc as payment for marketing services.

On March 19, 2024, the Company issued 2,522,980 in restricted ordinary shares, priced at $0.1785 (Average per share (the average of 30 trading-day moving average and 50 trading-day moving average with reference date on February 1, 2024) to the employees, directors and executive officers as form of compensation.

On March 26, 2024, the Company issued 3,000,000 ordinary shares to (i) Meteora Capital Partners, LP (“MCP”), (ii) Meteora Select Trading Opportunities Master, LP (“MSTO”), and (iii) Meteora Strategic Capital, LLC (“MSC” and, collectively with MCP and MSTO, the “Meteora Parties”) in relation to the Forward Purchase Agreement (refer to Note 12).

On March 28, 2024, the Company issued 28,700,000 ordinary shares to 3DOM Alliance Inc. in connection with the conversion of debt (refer to Note 9).

On April 22, 2024, the Company issued an additional 400,000 ordinary shares to Outside of the Box Capital Inc as payment for marketing services.

The consolidated financial statements for the years ended and as of June 30, 2024 and 2023 were prepared on a retroactive basis to reflect the Group’s consummation of the business combination. The number of shares and net loss per share information is presented as if the consummation took place at the beginning of the period presented.

As of June 30, 2024 and 2023, the Company had 170,453,431 and 126,799,854 ordinary shares issued and outstanding, respectively.

Issuance of warrants

On August 28, 2023, in relation to the business combination (refer to Note 1), the Company issued 3,224,994 warrants at an offering price of $11.50 per share. These warrants can be exercised beginning on August 28, 2023, for a period of 5 years. As at June 30, 2024, none of the warrants have been exercised. The fair value of the warrants which was determined by using the Black-Scholes model using the following assumptions: (1) expected volatility of 90.8%, (2) risk-free interest rate of 4.58%, (3) expected life of 4.17 years, (4) exercise price of $11.50 and (5) share price of $0.18 as at end of reporting period. Due to the market conditions of the Company's share prices, the fair value of the warrants is immaterial.